General and Administrative Expenses	12 Months Ended
Mar. 31, 2019
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General and Administrative Expenses
33	GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses for the fiscal years ended March 31, 2019, 2018 and 2017 consisted of the following:

	For the fiscal year ended March 31,
	2019	2018	2017
	(In millions)
Personnel expenses	¥803,821	¥864,396	¥833,755
Depreciation and amortization	168,564	171,043	172,496
Rent and lease expenses	112,660	117,400	115,425
Building and maintenance expenses	10,254	11,167	10,657
Supplies expenses	16,252	16,902	16,694
Communication expenses	35,030	38,171	37,250
Publicity and advertising expenses	63,669	80,464	79,570
Taxes and dues	82,792	83,976	85,967
Outsourcing expenses	100,495	96,733	96,063
Premiums for deposit insurance	35,555	37,938	38,180
Office equipment expenses	47,139	54,708	49,127
Others	239,137	240,223	216,951

Total general and administrative expenses	¥1,715,368	¥1,813,121	¥1,752,135